Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate	Dec. 31, 2010 Rate
Reconciliation of statutory rate to effective income tax rate
Taxes computed at U.S. statutory rates	$ 207	$ 176	$ 115
U.S. statutory tax rate (as a percent)	35.00%	35.00%	35.00%
(Decreases) increases in taxes resulting from:
State Income Tax, net of Federal Tax	(3)	(1)	(2)
State Income Tax, net of Federal Tax (as a percent)	(0.50%)	(0.20%)	(0.60%)
Prior Year Non-U.S. tax and interest adjustment - Refund Claim	0	0	(10)
Prior Year Non-U.S. tax and interest adjustment - Refund Claim (as a percent)	0.00%	0.00%	(3.00%)
Prior Year Non-U.S. tax and interest adjustment - Other	0	(15)	(12)
Prior Year Non-U.S. tax and interest adjustment - Other (as a percent)	0.00%	(3.00%)	(3.60%)
Subsidiaries' results subject to tax rates other than U.S. statutory rates	(50)	(46)	(47)
Subsidiaries' results subject to tax rates other than U.S. statutory rates (as a percent)	(8.60%)	(9.10%)	(14.20%)
Other, net	(6)	(3)	(4)
Other, net (as a percent)	(1.00%)	(0.60%)	(1.20%)
Provision for income taxes	148	111	40
Provision for income taxes, Effective Income Tax Rate (as a percent)	24.90%	22.10%	12.40%
Prior year Non-U.S. tax and interest adjustment		15	22
Prior Year Non-U.S. tax and interest adjustment - Refund Claim	0	0	10
Prior Year Non-U.S. tax and interest adjustment - Other	$ 0	$ 15	$ 12